INVESTMENTS, DEBT AND DERIVATIVES - Debt and derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities	$ 8,180	$ 10,646
Non-current	5,336	9,404
Current	2,844	1,242
At fair value
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities	0	8
At fair value | Derivatives not designated as hedges
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities	0	4
At fair value | Derivatives designated as net investment hedges
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities	0	4
At amortized cost | Principal amount outstanding
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities	6,670	7,595
At amortized cost | Interest accrued
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities	102	86
At amortized cost | Discounts, unamortized fees, hedge basis adjustment
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities	(8)	(15)
At amortized cost | Bank loans and bonds
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities	6,764	7,666
At amortized cost | Lease liabilities
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities	806	2,667
At amortized cost | Put-option liability over non-controlling interest
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities	0	16
At amortized cost | Other financial liabilities
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities	610	289
At amortized cost | Financial liabilities at amortised cost, class
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities	$ 8,180	$ 10,638